INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax deferred assets and liabilities [Line Items]
Recognized in net income (loss)	[1]	$ (27)	$ (375)	$ 30
Foreign exchange		(32)	180	(88)
Deferred tax liability related to property, plant and equipment revaluations		4,293	3,864	2,623
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries		3,633	3,434	1,558
Non-capital losses
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year		835	622	499
Recognized in net income (loss)		23	232	(66)
Recognized in equity		11	1	13
Business combination		7	0	162
Foreign exchange		9	(20)	14
Balance, end of year		885	835	622
Difference between tax and carrying value
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year		(5,060)	(4,052)	(4,151)
Recognized in net income (loss)		4	143	38
Recognized in equity		(491)	(1,252)	345
Business combination		14	(99)	(182)
Foreign exchange		(41)	200	(102)
Balance, end of year		(5,574)	(5,060)	(4,052)
Net deferred tax (liabilities) assets
Disclosure of income tax deferred assets and liabilities [Line Items]
Balance, beginning of year		(4,225)	(3,430)	(3,652)
Recognized in net income (loss)		27	375	(28)
Recognized in equity		(480)	(1,251)	358
Business combination		21	(99)	(20)
Foreign exchange		(32)	180	(88)
Balance, end of year		$ (4,689)	$ (4,225)	$ (3,430)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).